3. FIXED ASSETS	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
3. FIXED ASSETS

The Company’s fixed assets consist of computer equipment which is valued at cost and depreciated using the straight-line method over four years as follows:

			Sept. 30,	Sept. 30,
		Accumulated	2012	2011
	Cost	Amortization	Net	Net

Computer equipment	$4,957	$2,979	$1,978	$3,218

Depreciation of $1,240 and $1,262 is included in general and administrative expenses in the statement of operations for the years ended September 30, 2012 and 2011, respectively.